Business and credit concentrations	12 Months Ended
Mar. 31, 2013
Business and credit concentrations [Abstract]
Business and credit concentrations
23	Business and credit concentrations

All of the Group's customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers which are located in the PRC. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2011		2012		2013		2013
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	3,619	11	11,152	22	1,796	22
Hangzhou Baitong Biological Technology Co., Ltd.	6,224	18	5,490	16	7,783	15	1,253	15
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	7,562	22	8,340	25	-	-	-	-
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	5,617	16	-	-	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,463	10	3,389	10	-	-	-	-
Total	22,866	66	20,838	62	18,935	37	3,049	37

As of March 31, 2012 and 2013, there is no individually accounts payable due to major suppliers representing more than 10% of outstanding accounts payable balance.